5. Goodwill and Intangible Assets, Net (Details - Intangibles) - USD ($)		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets			$ 2,185,678	$ 2,119,527
Less Accumulated Amortization	[1]		(329,398)	(273,877)
Net Intangible Assets		$ 1,864,639	1,856,280	1,845,650
Identifiable artistic-related assets [Member]
Intangible assets	[2]		1,740,000	1,740,000
Trademarks [Member]
Intangible assets	[3]		129,831	129,831
Product Masters [Member]
Intangible assets	[3]		64,676	64,676
Other Intangible Assets [Member]
Intangible assets	[3]		$ 251,171	$ 185,020

[1]	During the years ended December 31, 2017 and 2016, the Company recognized $55,521 and $76,356, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets.
[2]	In connection with the Merger in 2013, the Company acquired $1,740,000 of Identifiable Artistic-Related Assets. These assets, related to certain properties owned by A Squared and assumed by the Company, were valued using an independent firm. Based on certain legal, regulatory, contractual, and economic factors, the Company has deemed these assets to be indefinite-lived. Hence, pursuant to FASB ASC 350-30, these assets are not subject to amortization and are tested annually for impairment. Through December 31, 2017, the Company has not recognized any impairment expense related to these assets.
[3]	Pursuant to FASB ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. Through December 31, 2017, the Company has not recognized any impairment expense related to these assets.